Other Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Detailed Information about Intangible Assets	Movements in intangible assets during the years ended 31 December 2024 and 2023 are as follows:

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2024	17,073	2,271	6,000	25,344
Additions	2,409	—	—	2,409
Translation difference	(248)	(137)	—	(385)
Balance at 31 December 2024	19,234	2,134	6,000	27,368
Amortization
Balance at 1 January 2024	3,997	2,271	—	6,268
Amortization	819	—	—	819
Translation difference	(203)	(137)	—	(340)
Balance at 31 December 2024	4,613	2,134	—	6,747
Net carrying amount
Balance at 31 December 2024	14,621	—	6,000	20,621
Additions during the year ended 31 December 2024 were primarily the implementation of our new SAP system.

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2023	13,684	2,181	15,000	30,865
Reclassification of assets	1,002	—	—	1,002
Additions	4,094	—	6,000	10,094
Impairment	(1,779)	—	—	(1,779)
Retirement	—	—	(15,000)	(15,000)
Translation difference	72	90	—	162
Balance at 31 December 2023	17,073	2,271	6,000	25,344
Amortization
Balance at 1 January 2023	3,343	1,870	—	5,213
Amortization	626	318	—	944
Translation difference	28	83	—	111
Balance at 31 December 2023	3,997	2,271	—	6,268
Net carrying amount
Balance at 31 December 2023	13,076	—	6,000	19,076

Schedule of Impairment Loss and Reversal of Impairment Loss
Expense for amortization of the Group’s intangible assets is included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2024	2023	2022
Cost of product revenue	—	318	471
Research and development expenses	21	8	—
General and administrative expenses	798	618	262
	819	944	733